Fair Value Measurement (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Fair Value Measurement [Line Items]
Available-for-sale debt instrument	$ 2,196	$ 4,100
Investment B [Member]
Fair Value Measurement [Line Items]
Unlisted equity instruments	800	800
Investment I [Member]
Fair Value Measurement [Line Items]
Unlisted equity instruments	2,400	2,400
Investment G [Member]
Fair Value Measurement [Line Items]
Available-for-sale debt instrument	$ 200	$ 1,100